                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4539

                   (Investment Company Act File Number)

                 Federated Adjustable Rate Securities Fund
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 8/31/04

            Date of Reporting Period: Six months ended 2/29/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51	$9.67
Income From Investment Operations:
Net investment income	0.09	0.21	0.35	0.57	0.55	0.51
Net realized and unrealized gain (loss) on investments	0.01	(0.04)	0.04	0.09	(0.02)	(0.16)

TOTAL FROM INVESTMENT OPERATIONS	0.10	0.17	0.39	0.66	0.53	0.35

Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.35)	(0.57)	(0.54)	(0.51)

Net Asset Value, End of Period	$9.60	$9.59	$9.63	$9.59	$9.50	$9.51

Total Return[1]	1.02%	1.76%	4.09%	7.18%	5.77%	3.74%

Ratios to Average Net Assets:

Expenses	0.61%[2]	0.61%	0.61%	0.58%	0.57%	0.55%

Net investment income	1.82%[2]	2.18%	3.58%	6.00%	5.75%	5.28%

Expense waiver/reimbursement[3]	0.38%[2]	0.39%	0.40%	0.42%	0.46%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$508,502	$362,518	$336,567	$241,461	$283,706	$384,011

Portfolio turnover	34%	72%	64%	38%	73%	83%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51	$9.67
Income From Investment Operations:
Net investment income	0.07	0.19	0.32	0.55	0.52	0.48
Net realized and unrealized gain (loss) on investments	0.02	(0.05)	0.04	0.09	(0.01)	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.14	0.36	0.64	0.51	0.33

Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.32)	(0.55)	(0.52)	(0.49)

Net Asset Value, End of Period	$9.60	$9.59	$9.63	$9.59	$9.50	$9.51

Total Return[1]	0.90%	1.51%	3.83%	6.91%	5.50%	3.49%

Ratios to Average Net Assets:

Expenses	0.86%[2]	0.86%	0.86%	0.83%	0.82%	0.80%

Net investment income	1.55%[2]	1.93%	3.31%	5.72%	5.51%	5.03%

Expense waiver/reimbursement[3]	0.38%[2]	0.39%	0.40%	0.42%	0.46%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$40,473	$80,248	$54,472	$34,266	$28,396	$33,376

Portfolio turnover	34%	72%	64%	38%	73%	83%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--58.4%
	Federal Home Loan Mortgage Corp. ARM--14.5%
$883,313	2.358%, 1/1/2023	$903,886
6,851,409	3.063%, 9/1/2028	7,039,754
3,479,013	3.152%, 4/1/2027	3,603,527
3,896,201	3.178%, 6/1/2032	4,004,087
5,108,980	3.206%, 2/1/2029	5,282,839
902,885	3.222%, 9/1/2032	928,717
709,237	3.297%, 3/1/2030	745,305
4,305,643	3.311%, 4/1/2029	4,446,868
4,355,448	3.312%, 2/1/2031	4,506,365
12,577,297	3.360%, 7/1/2021	13,005,302
3,767,565	3.364%, 7/1/2030	3,892,083
7,317,627	3.431%, 4/1/2029	7,589,550
11,176,831	3.437%, 7/1/2030 - 9/1/2030	11,589,545
3,573,566	3.470%, 2/1/2022	3,706,967
7,118,948	3.621%, 7/1/2027	7,354,656
607,148	3.765%, 7/1/2026	630,872
516,741	5.126%, 9/1/2020	534,094

	TOTAL	79,764,417

	Federal National Mortgage Association ARM--34.5%
3,398,620	2.287%, 6/1/2033	3,407,185
6,715,318	2.307%, 5/1/2027	6,899,116
11,081,368	2.345%, 9/1/2028	11,370,481
14,790,378	2.470%, 5/1/2027	15,193,416
2,523,679	2.493%, 10/1/2033	2,579,074
18,235,240	2.644%, 5/1/2040 - 9/1/2040	18,682,181
28,212,063	3.071%, 5/1/2018 - 8/1/2033	28,577,170
6,914,468	3.122%, 2/1/2033	7,029,870
1,139,763	3.129%, 1/1/2020	1,142,361
6,062,814	3.159%, 3/1/2033	6,141,388
774,442	3.199%, 5/1/2018	782,628
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$7,469,082	3.247%, 1/1/2032	$7,696,142
6,214,708	3.252%, 4/1/2019	6,299,663
2,173,598	3.255%, 9/1/2021	2,245,566
4,091,552	3.270%, 2/1/2025	4,204,847
1,975,389	3.291%, 2/1/2021	2,042,039
1,143,275	3.299%, 2/1/2020	1,183,987
4,176,062	3.394%, 1/1/2026	4,326,860
1,225,897	3.420%, 2/1/2019	1,269,919
3,987,465	3.434%, 4/1/2030	4,123,158
1,395,171	3.448%, 9/1/2018	1,447,978
1,159,317	3.471%, 5/1/2018	1,197,701
1,217,425	3.486%, 10/1/2016	1,256,493
18,363,472	3.507%, 12/1/2032	18,994,441
3,099,509	3.517%, 11/1/2019	3,208,674
3,545,470	3.545%, 10/1/2025	3,680,730
2,127,875	3.613%, 7/1/2027	2,210,181
2,963,738	3.932%, 5/1/2036	2,999,096
2,554,428	3.979%, 5/1/2036	2,585,847
4,829,243	4.061%, 3/1/2029	4,884,730
425,728	4.063%, 3/1/2029	436,631
2,135,023	4.110%, 5/1/2036	2,169,760
6,408,694	4.203%, 1/1/2025	6,580,319
1,397,565	4.475%, 11/1/2027	1,433,161
804,895	6.450%, 10/1/2028	829,412

	TOTAL	189,112,205

	Government National Mortgage Association ARM--9.4%
26,531,497	3.000%, 7/20/2031 - 11/20/2032	26,655,874
10,784,520	3.500%, 5/20/2029 - 10/20/2032	10,855,809
506,527	4.250%, 1/20/2030	516,323
4,522,525	4.375%, 1/20/2022 - 3/20/2023	4,588,080
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--continued
	Government National Mortgage Association ARM--continued
$5,112,941	4.500%, 10/20/2029 - 3/20/2032	$5,175,201
747,078	4.625%, 11/20/2023	770,409
2,985,699	4.750%, 7/20/2023 - 7/20/2024	3,055,871

	TOTAL	51,617,567

	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $319,622,622)	320,494,189

	COLLATERALIZED MORTGAGE OBLIGATIONS--35.2%
	Federal Home Loan Mortgage Corp. REMIC--19.0%
2,935,690	Series 2292-KF, 1.340%, 7/25/2022	2,950,627
8,002,649	Series 2625-FJ, 1.394%, 7/15/2017	7,992,566
13,508,203	Series 2571-FB, 1.444%, 2/15/2018	13,497,126
8,015,702	Series 2648-UF, 1.444%, 4/15/2018	8,006,805
4,862,054	Series 2630-FJ, 1.444%, 6/15/2018	4,873,479
16,012,106	Series 2643-OF, 1.444%, 7/15/2028	15,997,535
19,433,032	Series 2628-F, 1.494%, 6/15/2032	19,424,288
1,640,547	Series 2396-FM, 1.544%, 12/15/2031	1,644,288
1,590,990	Series 2585-FD, 1.594%, 12/15/2032	1,596,383
2,350,403	Series 2451-FB, 1.644%, 3/15/2032	2,359,476
1,516,828	Series 2396-FL, 1.694%, 12/15/2031	1,523,305
9,484,502	Series 2516-AH, 5.000%, 1/15/2016	9,744,187
13,188,480	Series 2636-VB, 5.500%, 2/15/2014	13,818,361
880,251	Series 1344-D, 6.000%, 8/15/2007	908,296

	TOTAL	104,336,722

	Federal National Mortgage Association REMIC--10.5%
1,889,009	Series 2002-58-LF, 1.490%, 1/25/2029	1,894,166
13,282,925	Series 2003-67-TF, 1.490%, 8/25/2017	13,311,617
1,691,723	Series 2002-50-FH, 1.490%, 12/25/2029	1,694,937
1,484,357	Series 2003-23-CF, 1.490%, 5/25/2031	1,486,257
2,060,501	Series 2003-21-FK, 1.490%, 3/25/2033	2,062,293
5,200,434	Series 2001-46-F, 1.493%, 9/18/2031	5,185,665
3,728,922	Series 2002-82-FK, 1.540%, 10/25/2031	3,737,387
8,118,936	Series 2002-52-FG, 1.590%, 9/25/2032	8,153,441
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal National Mortgage Association REMIC--continued
$1,764,507	Series 2003-24-FA, 1.590%, 4/25/2033	$1,779,763
2,070,056	Series 2002-41-F, 1.640%, 7/25/2032	2,071,339
4,410,153	Series 1995-17-B, 2.767%, 2/25/2025	4,700,182
11,459,618	Series 2003-24-MJ, 4.000%, 9/25/2018	11,555,878

	TOTAL	57,632,925

	Government National Mortgage Association REMIC--1.5%
3,732,339	Series 2002-92-EF, 1.491%, 2/20/2029	3,747,056
693,746	Series 2002-51-FA, 1.491%, 5/20/2032	694,246
1,515,501	Series 2001-21-FB, 1.494%, 1/16/2027	1,519,956
2,408,036	Series 1999-43-FA, 1.544%, 11/16/2029	2,410,179

	TOTAL	8,371,437

	Non-Agency CMO--4.2%
3,215,490	Bank of America Mortgage Securities 2003-2, 1.600%, 4/25/2018	3,235,587
472,311	Countrywide Home Loans 1998-17, 6.500%, 11/25/2013	471,390
3,942,086	Countrywide Home Loans 2003-15, 1.500%, 6/25/2018	3,948,120
7,153,684	Master Asset Securitization Trust 2003-8, 1.490%, 9/25/2033	7,158,120
2,156,088	Residential Accredit Loans, Inc. 2002-QS5, 1.490%, 4/25/2032	2,158,481
5,801,732	Residential Asset Securitization Trust 2003-A1, 1.600%, 3/25/2033	5,751,953

	TOTAL	22,723,651

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $192,852,540)	193,064,735

	MORTGAGE BACKED SECURITIES--4.0%
9,691,175	Federal Home Loan Mortgage Corp., 5.000%, 7/1/2018	9,948,573
4,771,826	Federal National Mortgage Association, 5.000%, 5/1/2018 - 6/1/2018	4,898,888
4,447,592	Federal National Mortgage Association, 5.500%, 3/1/2018	4,633,858
2,415,915	Federal National Mortgage Association, 7.000%, 10/1/2032	2,566,161
12,258	Federal National Mortgage Association, 12.000%, 3/1/2013	13,977
127,393	Government National Mortgage Association, 8.500%, 1/15/2030	140,331

	TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $22,093,204)	22,201,788

Principal Amount		Value
	REPURCHASE AGREEMENT--2.1%
$11,313,000	Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $11,314,009 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	$11,313,000

	TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $545,881,366)[1]	547,073,712

	OTHER ASSETS AND LIABILITIES - NET--0.3%	1,901,046

	TOTAL NET ASSETS--100%	$548,974,758

1 The cost of investments for federal tax purposes amounts to $545,881,366.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $545,881,366)		$547,073,712
Cash		869
Income receivable		2,602,330
Receivable for shares sold		30,951
Prepaid expenses		22,424

TOTAL ASSETS		549,730,286

Liabilities:
Payable for shares redeemed	$134,975
Income distribution payable	612,050
Payable for shareholder services fees (Note 5)	8,503

TOTAL LIABILITIES		755,528

Net assets for 57,170,727 shares outstanding		$548,974,758

Net Assets Consist of:
Paid in capital		$561,004,079
Net unrealized appreciation of investments		1,192,346
Accumulated net realized loss on investments		(13,203,446)
Distributions in excess of net investment income		(18,221)

TOTAL NET ASSETS		$548,974,758

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$508,501,614 ÷ 52,955,484 shares outstanding		$9.60

Institutional Service Shares:
$40,473,144 ÷ 4,215,243 shares outstanding		$9.60

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest			$6,948,768
Dividends (received from affiliated issuers) (Note 5)			96,211

TOTAL INCOME			7,044,979

Expenses:
Investment adviser fee (Note 5)		$1,736,066
Administrative personnel and services fee (Note 5)		226,942
Custodian fees		21,214
Transfer and dividend disbursing agent fees and expenses (Note 5)		45,101
Directors'/Trustees' fees		6,863
Auditing fees		8,301
Legal fees		4,761
Portfolio accounting fees (Note 5)		53,272
Distribution services fee--Institutional Service Shares (Note 5)		78,784
Shareholder services fee--Institutional Shares (Note 5)		644,577
Shareholder services fee--Institutional Service Shares (Note 5)		78,784
Share registration costs		21,889
Printing and postage		14,690
Insurance premiums		919
Miscellaneous		9,264

TOTAL EXPENSES		2,951,427

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(346,318)
Waiver of administrative personnel and services fee	(7,364)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,421)
Waiver of distribution services fee--Institutional Service Shares	(78,784)
Waiver of shareholder services fee--Institutional Shares	(644,577)

TOTAL WAIVERS AND REIMBURSEMENT		(1,093,464)

Net expenses			1,857,963

Net investment income			5,187,016

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(218,477)
Net change in unrealized appreciation of investments			993,488

Net realized and unrealized gain on investments			775,011

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$5,962,027

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,187,016	$9,373,434
Net realized gain (loss) on investments	(218,477)	17,063
Net change in unrealized appreciation/depreciation of investments	993,488	(1,668,762)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,962,027	7,721,735

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,734,934)	(8,220,950)
Institutional Service Shares	(497,483)	(1,052,822)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,232,417)	(9,273,772)

Share Transactions:
Proceeds from sale of shares	287,273,807	481,202,815
Net asset value of shares issued to shareholders in payment of distributions declared	1,433,978	4,355,091
Cost of shares redeemed	(183,228,574)	(432,278,784)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,479,211	53,279,122

Change in net assets	106,208,821	51,727,085

Net Assets:
Beginning of period	442,765,937	391,038,852

End of period (including distributions in excess of net investment income and undistributed net investment income of $(18,221) and $27,180, respectively)	$548,974,758	$442,765,937

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,202,968	$270,555,497	35,067,114	$337,486,272
Shares issued to shareholders in payment of distributions declared	116,926	1,121,509	383,167	3,687,895
Shares redeemed	(13,176,200)	(126,366,406)	(32,602,327)	(313,963,548)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,143,694	$145,310,600	2,847,954	$27,210,619

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,743,309	$16,718,310	14,941,192	$143,716,543
Shares issued to shareholders in payment of distributions declared	32,580	312,469	69,338	667,196
Shares redeemed	(5,931,135)	(56,862,168)	(12,298,866)	(118,315,236)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,155,246)	$(39,831,389)	2,711,664	$26,068,503

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,988,448	$105,479,211	5,559,618	$53,279,122

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $545,881,366. The net unrealized appreciation of investments for federal tax purposes was $1,192,346. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,941,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $749,275.

At August 31, 2003, the Fund had a capital loss carryforward of $12,938,410 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$8,689,597

2008	$2,279,774

2009	$1,969,039

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $96,211 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004 the fees paid to FAS and FServ were $151,668 and $67,910, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $34,411, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the six months ended February 29, 2004, were as follows:

Purchases	$11,564,751

Sales	$13,843,759

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8040404 (4/04)

Item 2.     Code of Ethics

            Not Applicable.

Item 3.     Audit Committee Financial Expert

            Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004